Description of Organization and Summary of Significant Accounting Policies (Tables) - Angel Studios Inc. Cik0001671941	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Schedule of concentration risk of major vendors and customers

Major vendors are defined as those vendors having expenditures made by the Company which exceed 10.0% of the Company’s total cost of revenues. Concentrations of vendors were as follows for the years ended December 31:

	2024	2023	2022
Vendor A	*	35%	41%
Vendor B	26%	22%	*
Vendor C	*	21%	*

Major customers are defined as those customers generating revenues for the Company which exceed 10.0% of the Company’s total recognized revenues. Concentrations of customers were as follows for the years ended December 31:

	2024	2023	2022
Customer A	*	12%	*

Major concentrations of customers with licensing receivables are defined as those customers with a licensing receivables balances for the Company which exceed 10.0% of the Company’s outstanding licensing receivables. Concentrations of customers with licensing receivables balance were as follows for the years ended December 31:

	2024	2023	2022
Customer B	100%	100%	*

*Vendors and customers that did not exceed the 10.0% concentration threshold.

Schedule of estimated economic useful lives of the assets

Office and computer equipment	3 years
Production equipment	1 year
Leasehold improvements	1 year
Furniture and fixtures	3 years
Warehouse equipment	3 - 5 years
Computer software	2 years

Schedule of revenue recognized

	For the three months ended March 31,
	2025	2024
Angel Guild	$34,697,518	$4,662,313
Theatrical	7,728,206	8,384,643
Content licensing	2,596,504	10,065,025
Merchandise	943,844	1,867,192
Theatrical Pay it Forward	698,635	—
Pay it Forward	535,261	3,587,935
Other	240,672	291,098
Total Revenue	$47,440,640	$28,858,206

	For the year ended December 31,
	2024	2023	2022
Angel Guild	$35,646,375	$2,940,290	$—
Theatrical	29,445,641	106,838,828	4,720,674
Content licensing	16,588,700	38,687,753	11,924,036
Merchandise	5,808,750	18,020,076	23,609,414
Pay it Forward	5,610,677	31,856,327	33,980,046
Theatrical Pay it Forward	2,213,993	3,430,855	—
Other	1,202,303	663,187	1,282,392
Total Revenue	$96,516,439	$202,437,316	$75,516,562

	2024	2023	2022
Point in time revenue	$60,002,166	$198,201,716	$73,927,248
Over time revenue	36,514,273	4,235,600	1,589,314
Total revenue	$96,516,439	$202,437,316	$75,516,562

Schedule of recently adopted accounting pronouncements

	Balances as of December 31, 2024	Adjustments from Adoption of the New Crypto Standard	Balances as of January 1, 2025
Assets
Digital assets	$12,457,387	$15,962,018	$28,419,405
Stockholders' equity
Accumulated deficit	$99,870,749	$(15,962,018)	$83,908,731